Consolidated Statements of Changes in Stockholder's Equity - USD ($) $ in Thousands	Common Stock [Member] Class Z Ordinary Shares [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2019		$ 4		$ (74,622)	$ 535		$ (74,083)
Balance, shares at Dec. 31, 2019		3,690
Retroactive adjustment to reflect recapitalization		$ (4)	4
Retroactive adjustment to reflect recapitalization, shares		(3,689)
Balance, December 31, 2019 - adjusted			4	(74,622)	535		(74,083)
Balance, December 31, 2019 - adjusted, shares		1
Consolidation of variable interest entities				335		111	446
Net (loss) income				(110)		(29)	(139)
Foreign exchange loss					5,774		5,774
Conversion of stockholder loan to ordinary shares		$ 21	119,975				119,996
Conversion of stockholder loan to ordinary shares, shares		20,555,594
Balance at Dec. 31, 2020		$ 21	119,979	(74,397)	6,309	82	51,994
Balance, shares at Dec. 31, 2020		20,555,595
Consolidation of variable interest entities						7,608	7,608
Net (loss) income				(7,982)		198	(7,784)
Foreign exchange loss					(2,624)	(371)	(2,995)
Transfer of stockholder loan from related party				(1,339)			(1,339)
Contribution of fixed assets from related party				168			168
Balance at Dec. 31, 2021		21	119,979	(83,550)	3,685	7,517	47,652
Balance, shares at Dec. 31, 2021
Net (loss) income				(19,128)		(42)	(19,170)
Foreign exchange loss					(6,669)	(573)	(7,242)
Merger and recapitalization	$ 30	$ 7	44,926				44,963
Merger and recapitalization, shares	29,999,990	7,451,249
Transaction costs			(3,104)				(3,104)
Derivative liability for forward purchase agreement			(4,685)				(4,685)
Contingent consideration liability			(1,308)				(1,308)
Shares issued upon exercise of warrants			446				446
Shares issued upon exercise of warrants, shares		38,780
Share-based compensation			125				125
Share-based compensation, shares		13,200
Settlement of forward share purchase agreement derivative liability		$ (1)	(12,721)				(12,722)
Settlement of forward share purchase agreement derivative liability, shares		(1,179,722)
Balance at Dec. 31, 2022	$ 30	$ 27	$ 143,658	$ (102,678)	$ (2,984)	$ 6,902	$ 44,955
Balance, shares at Dec. 31, 2022	29,999,990	26,879,102